Form N-1A Supplement	May 29, 2026
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Ticker Symbol (Exchange): YGLD (NYSE Arca, Inc.)

a series of Simplify Exchange Traded Funds

Supplement dated May 29, 2026, to the Prospectus and Summary Prospectus each dated November 1, 2025

Effective May 29, 2026, the Fund removed “PLUS Income” from its name and expanded the types of instruments it uses to capture gold-related returns.

This Supplement provides relevant information for all shareholders and should be retained for future reference. The Fund’s prospectus and summary prospectus have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.